Condensed Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Share capital	Share premium	Treasury shares	Accumulated losses	Currency translation differences	Total
Balance, beginning of period at Dec. 31, 2023	SFr 2,089	SFr 474,907	SFr (105)	SFr (316,197)	SFr (51)	SFr 160,643
Loss for the period				(40,622)		(40,622)
Other comprehensive income/(loss)					16	16
Total comprehensive loss, net of tax				(40,622)	16	(40,606)
Share-based payments				3,277		3,277
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		104	1			105
Issuance of shares to be held as treasury shares	114		(114)
Issuance of shares, net of transaction costs:
restricted share awards	9	1,057	0	(1,066)		0
exercise of options	0	6				6
Balance, end of period at Jun. 30, 2024	2,212	476,074	(218)	(354,608)	(35)	123,425
Balance, beginning of period at Dec. 31, 2024	2,226	478,506	(218)	(368,239)	(5)	112,270
Loss for the period				(40,218)		(40,218)
Other comprehensive income/(loss)					9	9
Total comprehensive loss, net of tax				(40,218)	9	(40,209)
Share-based payments				2,679		2,679
Issuance of shares, net of transaction costs:
restricted share awards	10	1,172		(1,181)		1
exercise of options	0	2				2
Balance, end of period at Jun. 30, 2025	SFr 2,236	SFr 479,680	SFr (218)	SFr (406,959)	SFr 4	SFr 74,743